INVESTMENTS (offsetting) (DETAILS2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 84	$ 71
Collateral Cash (Received)	(12)
Net Amounts	72	71
Counterparty A [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	6
Collateral Cash (Received)	(6)
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	1	1
Net Amounts	1	1
Counterparty K [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	2
Collateral Cash (Received)	(2)
Counterparty L [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	4
Collateral Cash (Received)	(4)
Total Derivative [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	13	1
Collateral Cash (Received)	(12)
Net Amounts	1	1
Other Financial Instruments [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	71	70
Net Amounts	$ 71	$ 70